Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs	¥ 272,985	¥ 224,941